Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Income Tax Disclosure [Abstract]
Current income tax expense	$ 201,216	$ 60,520
Deferred income tax benefit	(20,977)	(3,248)
Total income tax expense	$ 180,239	$ 57,272